AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 99.6%
Common Stocks
Aerospace & Defense — 2.7%
Aerojet Rocketdyne Holdings, Inc.*	62,981	$2,512,312
Axon Enterprise, Inc.*(a)	46,553	4,222,357
BWX Technologies, Inc.	53,066	2,988,147
Curtiss-Wright Corp.	18,457	1,721,300
Mercury Systems, Inc.*	94,211	7,297,584
		18,741,700
Auto Components — 0.7%
Fox Factory Holding Corp.*(a)	67,071	4,985,387
Automobiles — 0.4%
Thor Industries, Inc.(a)	29,555	2,815,409
Banks — 1.0%
First Hawaiian, Inc.	55,733	806,456
Sterling Bancorp	120,077	1,263,210
Synovus Financial Corp.	68,258	1,445,022
Triumph Bancorp, Inc.*	76,771	2,390,649
Western Alliance Bancorp	36,753	1,162,130
		7,067,467
Biotechnology — 18.8%
Adaptimmune Therapeutics PLC, ADR*	197,850	1,578,843
Adverum Biotechnologies, Inc.*(a)	139,098	1,432,709
Akebia Therapeutics, Inc.*	196,935	494,307
Akero Therapeutics, Inc.*	5,900	181,661
Allakos, Inc.*(a)	29,201	2,378,421
Allogene Therapeutics, Inc.*(a)	61,060	2,302,573
Amicus Therapeutics, Inc.*	440,929	6,225,917
Apellis Pharmaceuticals, Inc.*	170,118	5,132,460
Arcus Biosciences, Inc.*	80,300	1,376,342
Arena Pharmaceuticals, Inc.*	50,520	3,778,391
Arrowhead Pharmaceuticals, Inc.*	23,164	997,442
Ascendis Pharma A/S (Denmark), ADR*	17,140	2,645,045
Assembly Biosciences, Inc.*	76,470	1,257,167
Avidity Biosciences, Inc.*	51,190	1,440,999
Biohaven Pharmaceutical Holding Co. Ltd.*(a)	38,835	2,524,663
Bioxcel Therapeutics, Inc.*(a)	40,750	1,766,920
Bluebird Bio, Inc.*(a)	49,050	2,646,247
Blueprint Medicines Corp.*	38,724	3,589,715
Celyad SA (Belgium), ADR*(a)	48,425	483,282
ChemoCentryx, Inc.*	43,370	2,376,676
Constellation Pharmaceuticals, Inc.*(a)	119,599	2,423,076
Cytokinetics, Inc.*(a)	79,583	1,722,972
CytomX Therapeutics, Inc.*	156,980	1,043,917
Dicerna Pharmaceuticals, Inc.*	110,075	1,980,249
Dyne Therapeutics, Inc.*(a)	29,000	585,510
Emergent BioSolutions, Inc.*	29,241	3,021,473
Epizyme, Inc.*(a)	176,730	2,108,389
Equillium, Inc.*(a)	146,530	845,478
Fate Therapeutics, Inc.*	113,670	4,543,390
Generation Bio Co.*(a)	57,710	1,783,816
Gossamer Bio, Inc.*(a)	121,410	1,506,698
Heron Therapeutics, Inc.*(a)	105,080	1,557,286
Homology Medicines, Inc.*	69,575	744,453
ImmunoGen, Inc.*	242,891	874,408
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Invitae Corp.*(a)	111,580	$4,836,993
Iovance Biotherapeutics, Inc.*	84,201	2,771,897
Karyopharm Therapeutics, Inc.*	102,329	1,494,003
Kodiak Sciences, Inc.*(a)	31,860	1,886,431
Krystal Biotech, Inc.*	36,300	1,562,715
Kura Oncology, Inc.*	111,880	3,428,003
Kymera Therapeutics, Inc.*	25,700	830,367
Madrigal Pharmaceuticals, Inc.*(a)	11,735	1,393,297
Mersana Therapeutics, Inc.*(a)	74,040	1,378,625
Mirati Therapeutics, Inc.*(a)	52,190	8,666,149
Myovant Sciences Ltd.*(a)	122,690	1,723,794
Novavax, Inc.*(a)	10,723	1,161,837
ORIC Pharmaceuticals, Inc.*(a)	61,180	1,530,112
PMV Pharmaceuticals, Inc.*	36,480	1,295,040
PTC Therapeutics, Inc.*	52,831	2,469,849
Radius Health, Inc.*	82,626	936,979
RAPT Therapeutics, Inc.*	46,280	1,490,216
Replimune Group, Inc.*	77,940	1,794,179
Rhythm Pharmaceuticals, Inc.*(a)	62,475	1,353,833
Sage Therapeutics, Inc.*(a)	33,550	2,050,576
SpringWorks Therapeutics, Inc.*(a)	34,830	1,660,346
TG Therapeutics, Inc.*	93,844	2,511,265
Turning Point Therapeutics, Inc.*	29,209	2,551,698
Twist Bioscience Corp.*	37,350	2,837,479
Ultragenyx Pharmaceutical, Inc.*(a)	24,043	1,976,094
Veracyte, Inc.*(a)	69,427	2,255,683
Y-mAbs Therapeutics, Inc.*	46,867	1,799,224
		128,997,579
Building Products — 2.7%
Advanced Drainage Systems, Inc.	77,440	4,835,354
Armstrong World Industries, Inc.	19,464	1,339,318
Patrick Industries, Inc.	58,996	3,393,450
Simpson Manufacturing Co., Inc.	44,940	4,366,370
Trex Co., Inc.*(a)	63,602	4,553,903
		18,488,395
Capital Markets — 0.6%
Assetmark Financial Holdings, Inc.*	47,390	1,030,259
StepStone Group, Inc. (Class A Stock)*	36,900	981,909
Stifel Financial Corp.	38,095	1,926,083
		3,938,251
Chemicals — 0.7%
Amyris, Inc.*(a)	469,616	1,371,279
Axalta Coating Systems Ltd.*	86,824	1,924,888
Ingevity Corp.*	35,140	1,737,321
		5,033,488
Commercial Services & Supplies — 0.9%
Clean Harbors, Inc.*	36,415	2,040,333
Tetra Tech, Inc.	40,418	3,859,919
		5,900,252
Communications Equipment — 0.4%
Lumentum Holdings, Inc.*	39,047	2,933,601
A1

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Consumer Finance — 1.5%
LendingTree, Inc.*(a)	6,090	$1,868,960
OneMain Holdings, Inc.	61,460	1,920,625
PRA Group, Inc.*(a)	113,300	4,526,335
SLM Corp.	255,591	2,067,731
		10,383,651
Containers & Packaging — 0.3%
Graphic Packaging Holding Co.	154,491	2,176,778
Diversified Consumer Services — 0.9%
Arco Platform Ltd. (Brazil) (Class A Stock)*(a)	96,280	3,932,075
frontdoor, Inc.*	14,020	545,518
Strategic Education, Inc.	21,270	1,945,567
		6,423,160
Diversified Telecommunication Services — 2.4%
Bandwidth, Inc. (Class A Stock)*(a)	83,635	14,600,162
Vonage Holdings Corp.*	160,670	1,643,654
		16,243,816
Electrical Equipment — 0.9%
EnerSys	30,883	2,072,867
Plug Power, Inc.*(a)	117,990	1,582,246
Sunrun, Inc.*(a)	28,040	2,161,043
		5,816,156
Electronic Equipment, Instruments & Components — 1.0%
CTS Corp.	77,027	1,696,905
Insight Enterprises, Inc.*(a)	46,665	2,640,305
Itron, Inc.*	38,520	2,339,705
		6,676,915
Equity Real Estate Investment Trusts (REITs) — 1.6%
Columbia Property Trust, Inc.	106,884	1,166,104
CoreSite Realty Corp.	17,211	2,046,044
Corporate Office Properties Trust	68,990	1,636,443
Essential Properties Realty Trust, Inc.	108,325	1,984,514
Independence Realty Trust, Inc.(a)	179,163	2,076,499
PS Business Parks, Inc.	16,876	2,065,454
		10,975,058
Food & Staples Retailing — 1.0%
BJ’s Wholesale Club Holdings, Inc.*	91,420	3,798,501
Performance Food Group Co.*	93,200	3,226,584
		7,025,085
Food Products — 2.5%
Freshpet, Inc.*	82,901	9,255,897
Hostess Brands, Inc.*(a)	480,100	5,919,633
Simply Good Foods Co. (The)*	100,506	2,216,157
		17,391,687
Health Care Equipment & Supplies — 6.1%
AtriCure, Inc.*	46,675	1,862,333
Cardiovascular Systems, Inc.*	41,513	1,633,537
CryoPort, Inc.*(a)	34,820	1,650,468
Globus Medical, Inc. (Class A Stock)*	61,645	3,052,660
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
ICU Medical, Inc.*	5,834	$1,066,222
Integer Holdings Corp.*	42,748	2,522,559
Integra LifeSciences Holdings Corp.*	47,563	2,245,925
iRhythm Technologies, Inc.*	41,113	9,789,416
Masimo Corp.*	12,120	2,861,047
Nevro Corp.*	30,150	4,199,895
NuVasive, Inc.*	34,205	1,661,337
OraSure Technologies, Inc.*(a)	97,627	1,188,121
Silk Road Medical, Inc.*(a)	58,150	3,908,261
Tandem Diabetes Care, Inc.*	35,080	3,981,580
		41,623,361
Health Care Providers & Services — 3.8%
Addus HomeCare Corp.*	20,812	1,966,942
Amedisys, Inc.*	9,902	2,341,130
Hanger, Inc.*	82,880	1,311,162
HealthEquity, Inc.*	42,580	2,187,335
LHC Group, Inc.*	52,156	11,086,279
Providence Service Corp. (The)*	31,533	2,929,731
R1 RCM, Inc.*(a)	239,069	4,100,033
		25,922,612
Health Care Technology — 2.5%
Health Catalyst, Inc.*(a)	146,768	5,371,709
HMS Holdings Corp.*	88,793	2,126,592
Inspire Medical Systems, Inc.*	37,120	4,790,336
Omnicell, Inc.*	65,203	4,868,056
		17,156,693
Hotels, Restaurants & Leisure — 3.1%
Churchill Downs, Inc.	48,768	7,989,174
Dunkin’ Brands Group, Inc.(a)	29,707	2,433,300
Penn National Gaming, Inc.*(a)	75,811	5,511,460
Wingstop, Inc.(a)	36,446	4,980,346
		20,914,280
Household Durables — 1.4%
Meritage Homes Corp.*	17,910	1,977,085
Skyline Champion Corp.*	51,140	1,369,018
TopBuild Corp.*	34,703	5,923,455
		9,269,558
Insurance — 0.7%
James River Group Holdings Ltd.	62,836	2,798,087
Kemper Corp.	31,976	2,136,956
		4,935,043
Interactive Media & Services — 0.4%
Cargurus, Inc.*	43,120	932,685
EverQuote, Inc. (Class A Stock)*(a)	43,970	1,699,001
		2,631,686
Internet & Direct Marketing Retail — 0.3%
Shutterstock, Inc.	29,231	1,521,181
Stamps.com, Inc.*	3,116	750,800
		2,271,981

A2

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services — 5.9%
CACI International, Inc. (Class A Stock)*	14,552	$3,101,904
Evo Payments, Inc. (Class A Stock)*	109,110	2,711,384
ExlService Holdings, Inc.*	40,010	2,639,460
LiveRamp Holdings, Inc.*	143,211	7,414,033
Perficient, Inc.*	80,001	3,419,243
Repay Holdings Corp.*(a)	145,630	3,422,305
Science Applications International Corp.(a)	33,573	2,632,795
Shift4 Payments, Inc. (Class A Stock)*	55,320	2,675,275
Verra Mobility Corp.*	260,205	2,513,580
Wix.com Ltd. (Israel)*	27,180	6,926,823
WNS Holdings Ltd. (India), ADR*(a)	52,177	3,337,241
		40,794,043
Leisure Products — 1.3%
American Outdoor Brands, Inc.*	22,728	296,146
Smith & Wesson Brands, Inc.(a)	117,586	1,824,935
YETI Holdings, Inc.*	147,003	6,662,176
		8,783,257
Life Sciences Tools & Services — 0.6%
NanoString Technologies, Inc.*(a)	54,893	2,453,717
Repligen Corp.*	11,140	1,643,596
		4,097,313
Machinery — 4.1%
Altra Industrial Motion Corp.	41,752	1,543,572
Chart Industries, Inc.*	33,660	2,365,288
ESCO Technologies, Inc.	13,830	1,114,145
Evoqua Water Technologies Corp.*	157,370	3,339,392
ITT, Inc.	43,426	2,564,305
John Bean Technologies Corp.(a)	37,499	3,445,783
Kornit Digital Ltd. (Israel)*(a)	38,320	2,485,818
Rexnord Corp.	86,954	2,594,707
SPX Corp.*	69,337	3,215,850
SPX FLOW, Inc.*	54,893	2,350,518
Watts Water Technologies, Inc. (Class A Stock)	32,630	3,267,895
		28,287,273
Media — 0.5%
Cardlytics, Inc.*(a)	51,087	3,605,210
Multiline Retail — 0.3%
Ollie’s Bargain Outlet Holdings, Inc.*	26,170	2,285,950
Paper & Forest Products — 0.8%
Boise Cascade Co.	58,696	2,343,144
Louisiana-Pacific Corp.	97,608	2,880,412
		5,223,556
Personal Products — 1.7%
BellRing Brands, Inc. (Class A Stock)*(a)	355,386	7,370,706
elf Beauty, Inc.*(a)	229,450	4,214,996
		11,585,702
	Shares	Value
Common Stocks (continued)
Pharmaceuticals — 2.0%
Compass Pathways PLC (United Kingdom), ADR*	23,990	$837,251
GW Pharmaceuticals PLC (United Kingdom), ADR*(a)	17,830	1,735,750
MyoKardia, Inc.*	31,678	4,318,662
Pacira BioSciences, Inc.*	33,365	2,005,904
Reata Pharmaceuticals, Inc. (Class A Stock)*(a)	9,205	896,751
Revance Therapeutics, Inc.*	71,306	1,792,633
Theravance Biopharma, Inc.*(a)	107,909	1,595,435
Tricida, Inc.*(a)	55,454	502,413
		13,684,799
Professional Services — 1.9%
ASGN, Inc.*	45,611	2,899,035
Exponent, Inc.	44,641	3,215,491
FTI Consulting, Inc.*	46,790	4,958,336
Insperity, Inc.	33,715	2,207,996
		13,280,858
Road & Rail — 0.8%
Marten Transport Ltd.	104,898	1,711,935
Saia, Inc.*	28,540	3,600,036
		5,311,971
Semiconductors & Semiconductor Equipment — 5.1%
Advanced Energy Industries, Inc.*	53,140	3,344,632
Axcelis Technologies, Inc.*	88,306	1,942,732
Cabot Microelectronics Corp.	23,650	3,377,456
Cirrus Logic, Inc.*	33,517	2,260,722
Cohu, Inc.	92,807	1,594,424
First Solar, Inc.*	33,095	2,190,889
FormFactor, Inc.*	95,762	2,387,347
Lattice Semiconductor Corp.*	175,840	5,092,326
MACOM Technology Solutions Holdings, Inc.*	113,540	3,861,495
Power Integrations, Inc.	52,544	2,910,938
Silicon Laboratories, Inc.*	32,370	3,167,404
Synaptics, Inc.*	34,816	2,799,903
		34,930,268
Software — 10.3%
ACI Worldwide, Inc.*	87,510	2,286,636
Alarm.com Holdings, Inc.*	42,600	2,353,650
Avaya Holdings Corp.*	326,440	4,961,888
Bentley Systems, Inc. (Class B Stock)*(a)	3,800	119,320
Blackbaud, Inc.	35,632	1,989,335
Envestnet, Inc.*	44,650	3,445,194
Everbridge, Inc.*(a)	70,723	8,892,003
Five9, Inc.*	49,714	6,446,912
Manhattan Associates, Inc.*	23,774	2,270,179
Medallia, Inc.*(a)	86,662	2,376,272
Mimecast Ltd.*	71,858	3,371,577
Paylocity Holding Corp.*	12,129	1,957,863
Pegasystems, Inc.	17,732	2,146,281
Q2 Holdings, Inc.*	85,039	7,760,659

A3

AST SMALL-CAP GROWTH OPPORTUNITIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Rapid7, Inc.*	64,120	$3,926,709
Sprout Social, Inc. (Class A Stock)*(a)	59,180	2,278,430
SVMK, Inc.*	147,694	3,265,514
Varonis Systems, Inc.*	92,604	10,688,354
		70,536,776
Specialty Retail — 1.2%
Floor & Decor Holdings, Inc. (Class A Stock)*	46,138	3,451,123
Foot Locker, Inc.	81,376	2,687,849
Lithia Motors, Inc. (Class A Stock)	10,550	2,404,767
		8,543,739
Textiles, Apparel & Luxury Goods — 2.0%
Carter’s, Inc.	19,828	1,716,708
Deckers Outdoor Corp.*	18,891	4,156,209
PVH Corp.	51,752	3,086,489
Under Armour, Inc. (Class C Stock)*	221,022	2,174,856
Wolverine World Wide, Inc.	99,128	2,561,468
		13,695,730
Thrifts & Mortgage Finance — 0.7%
MGIC Investment Corp.	244,039	2,162,186
Walker & Dunlop, Inc.	55,140	2,922,420
		5,084,606
Trading Companies & Distributors — 1.1%
Applied Industrial Technologies, Inc.	47,995	2,644,525
SiteOne Landscape Supply, Inc.*	39,650	4,835,317
		7,479,842

Total Long-Term Investments (cost $574,827,163)		683,949,942
Short-Term Investments — 19.6%
Affiliated Mutual Funds — 19.5%
PGIM Core Ultra Short Bond Fund(w)	2,579,757	2,579,757
PGIM Institutional Money Market Fund (cost $130,992,869; includes $130,959,697 of cash collateral for securities on loan)(b)(w)	131,007,793	130,981,592

Total Affiliated Mutual Funds (cost $133,572,626)		133,561,349
	Shares	Value

Unaffiliated Fund — 0.1%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	1,049,365	$1,049,365
(cost $1,049,365)

Total Short-Term Investments (cost $134,621,991)		134,610,714

TOTAL INVESTMENTS—119.2% (cost $709,449,154)		818,560,656

Liabilities in excess of other assets — (19.2)%		(131,995,998)

Net Assets — 100.0%		$686,564,658

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $127,722,007; cash collateral of $130,959,697 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4